Schedule of non-cancellable lease contract (Details)	6 Months Ended
Mar. 31, 2026
Lease Contractual Term One [Member]
Lessee, Lease, Description [Line Items]
Description of lease	Office premise, Unit 1002B2-22, 10/F, Sunbeam Centre, 27 Shing Yip Street, Kwun Tong, Kowloon, Hong Kong.
Lease term	2 years
Lease Contractual Term Two [Member]
Lessee, Lease, Description [Line Items]
Description of lease	Office premise, Room 1903 ( Part ), No.1701, West Beijing Road, Jing ‘an District, Shanghai
Lease term	3 years
Lease Contractual Term Three [Member]
Lessee, Lease, Description [Line Items]
Description of lease	Office premise, 3 Shenton Way, #23-01, Shenton House, Singapore 068805.
Lease term	1 year 3 months
Lease Contractual Term Four [Member]
Lessee, Lease, Description [Line Items]
Description of lease	Office premise, 3 Shenton Way, #09-05, Shenton House, Singapore 068805.
Lease term	2 years 6 months
Lease Contractual Term Five [Member]
Lessee, Lease, Description [Line Items]
Description of lease	Office premise, 16 Raffles Quay, #30-01/02, Hong Leong Building, Singapore 048581.
Lease term	3 years 4 months
Lease Contractual Term Six [Member]
Lessee, Lease, Description [Line Items]
Description of lease	Office premise, 23B, 2-8 Scrutton Street, London EC2A 4RJ.
Lease term	5 years
Lease Contractual Term Seven [Member]
Lessee, Lease, Description [Line Items]
Description of lease	Office premise, 23A, 2-8 Scrutton Street, London EC2A 4RJ.
Lease term	5 years
Lease Contractual Term Eight [Member]
Lessee, Lease, Description [Line Items]
Description of lease	Office premise, Room No.901, 9/F Nan Fung Tower, 88 Connaught Road, Central, Hong Kong.
Lease term	3 years